Document and Entity Information	Oct. 07, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 07, 2024
Entity Registrant Name	CARPENTER TECHNOLOGY CORPORATION
Entity Incorporation State Country Code	DE
Entity File Number	1-5828
Entity Tax Identification Number	23-0458500
Entity Address Address Line 1	1735 Market Street
Entity Address City Or Town	Philadelphia
Entity Address State Or Province	PA
Entity Address Postal Zip Code	19103
City Area Code	610
Local Phone Number	208-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $5 Par Value
Trading Symbol	CRS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000017843